Debt (Details) - Part-7 - Commercial Loan Two [Member] - USD ($)	Jan. 11, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2021	Sep. 11, 2021
Debt [Line Items]
Fixed interest rate	4.35%
First South National Bank [Member]
Debt [Line Items]
Loan amount	$ 1,278,400
Fixed interest rate	4.35%
Amended date	Jan. 25, 2031
Fixed rate loan monthly payments	$ 13,157
Commercial loan issuance costs		$ 253	$ 251	$ 10,085
Amendment Agreement [Member]
Debt [Line Items]
Fixed interest rate	4.35%
Amendment Agreement [Member] | First South National Bank [Member]
Debt [Line Items]
Loan amount	$ 1,278,400				$ 450,000
Amended date	Jan. 25, 2031
Fixed rate loan monthly payments	$ 13,157
Commercial loan issuance costs				$ 10,085